Acquisitions Of Multifamily Apartment Communities	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Of Multifamily Apartment Communities [Abstract]
Acquisitions Of Multifamily Apartment Communities

NOTE C—ACQUISITIONS OF MULTIFAMILY APARTMENT COMMUNITIES

During 2012 and 2011, the Company completed various acquisitions of multifamily apartment communities from unrelated sellers. Each acquisition involved the acquisition of the operating real estate, but no management or other business operations were acquired in such acquisitions. The fair value of the net assets acquired and the related purchase price allocation are summarized below.

2012 Acquisitions:

Westmont Commons—On December 13, 2012, the Company acquired Westmont Commons, an apartment community located in Asheville, North Carolina. Westmont Commons contains 252 apartment units in ten three-story buildings on approximately 17.5 acres of land. The purchase price of $22,400,000 was comprised of a mortgage note payable of $17,920,000 (see Note G) plus cash of $4,480,000. From the date of acquisition through December 31, 2012, Westmont Commons generated revenue of approximately $103,000 and a net loss of approximately $270,000.

Estates at Millenia—On December 3, 2012, the Company and the Operating Partnership entered into a Contribution Agreement with BREF/BUSF Millenia Associates, LLC (the “Seller”) for the purchase of all of the Seller’s membership interests in Millenia 700, LLC, the owner of the 297 unit apartment complex located in Orlando, Florida known as the Estates at Millenia (the “Developed Property”) and the 7-acre development site adjacent to the Developed Property (the “Development Property”) that is currently approved for 403 apartment units. The Developed Property and the Development Property were contributed to the Operating Partnership.

Consideration for the purchase consisted of:

•For the Developed Property, a total of $43.2 million, consisting of approximately $29.1 million in cash to pay off the existing loan and shares of the Company’s common stock valued at approximately $14.1 million;

•For the Development Property: 100,000 shares of Class A preferred stock valued at approximately $9.3 million as of the acquisition date based on a valuation performed by the Company of the stock. On March 14, 2013, the Company issued an additional 35,804 shares of Class A preferred stock having an aggregate value of approximately $3.6 million, equal to the amount of certain development costs incurred up to the date of contribution. Upon receipt of the final certificate of occupancy for the development property, the Company shall issue to the Seller that number of additional shares of Class A preferred stock equal to 20% of the increase in value of the Development Property based on a valuation performed by the Company. The Company valued the contingent consideration at $356,000 and the Class A preferred stock at $3,318,315 for a total of $3,674,315, which is included as acquisition consideration payable in preferred stock in the accompanying consolidated balance sheets as of December 31, 2012.   The contingent consideration was valued using a Black-Scholes option pricing model assuming (i) volatility of 19.2%; (ii) an expected dividend yield on the market price of our common stock of 4.0%; (iii) a contractual dividend yield on our Class A preferred stock of 2.0% and (iv) a certificate of occupancy being issued in July 2015.  The fair value of the Class A preferred stock was determined as the  “as converted” value adjusted for the difference in relative dividend yields of the Class A preferred stock over the period until conversion.

The issued shares were not registered under the Securities Act of 1933 and are, therefore, subject to certain restrictions on transfer.

In connection with the acquisition of Estates at Millenia, the Company obtained new mortgage financing in the amount of $34,950,000. See Note G for additional information.

From the date of acquisition through December 31, 2012, the Estates at Millenia generated revenue of approximately $311,000 and a net loss of approximately $469,000.

The following table shows the fair values of the Estates at Millenia and Westmont Commons:

	Estates at Millenia	Westmont Commons	TOTAL
Fair Value of Net Assets Acquired...................................................................	$ 56,121,315	$ 22,400,000	$ 78,521,315

Purchase Price...................................................................................................	$ 56,121,315	$ 22,400,000	$ 78,521,315

Net Assets Acquired/ Purchase Price Allocated:
Land	$ 4,022,217	$ 1,409,383	$ 5,431,600
Site improvements	583,968	865,996	1,449,964
Land held for future development	12,942,315	—	12,942,315
Building	36,069,808	19,183,990	55,253,798
Furniture, fixtures and equipment	1,244,972	302,011	1,546,983
In place leases	1,258,035	638,620	1,896,655

Total	$ 56,121,315	$ 22,400,000	$ 78,521,315

Transaction Costs:

Transaction costs in the amount of $445,000 related to the acquisition of Westmont Commons and The Estates at Millenia were expensed as incurred during the year ended December 31, 2012.

2011 Acquisitions:

Trails of Signal Mountain—On May 26, 2011, the Company, through BSF Trails, LLC acquired Trails of Signal Mountain, a multifamily apartment community located in Chattanooga, Tennessee. Trails of Signal Mountain contains 172 apartment units in 12 two- and three-story garden-style apartment buildings on 7 acres of land. The purchase price of $12,000,000 was comprised of a mortgage note payable of $8,317,000 (see Note G) plus cash of $3,683,000. From the date of acquisition through December 31, 2011, Trails of Signal Mountain generated revenue of approximately $946,000 and a net loss of approximately $711,000.

Post Oak—On July 28, 2011, the Company, through Post Oak JV, LLC acquired Post Oak, a multifamily apartment community located in Louisville, Kentucky. Post Oak contains 126 apartment units in 19 three story residential apartment buildings located on 5 acres of land. The purchase price of $8,250,000 was comprised of mortgage note payable of $5,277,000 (see Note G) plus cash of $2,973,000. From the date of acquisition through December 31, 2011, Post Oak generated revenue of approximately $430,000 and a net loss of approximately $385,000.

Merce—On October 31, 2011, the Company, through Merce Partners, LLC, in which TSP Merce, LLC owned a 67.3% ownership interest prior to the recapitalization, acquired Merce Apartments, a multifamily apartment community located in Dallas, Texas. Merce contains 114 garden-style apartment units in six one- and three-story residential buildings on three acres of land. The purchase price of $8,100,000 was comprised of mortgage note payable of $5,475,000 (see Note G) plus cash of $2,625,000. Merce Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Merce Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Merce generated revenue of approximately $177,000 and a net loss of approximately $244,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Note J for additional information.

Beckanna on Glenwood—On October 31, 2011, the Company, through Beckanna Partners, LLC, in which TSP Beckanna, LLC owned a 66.9% ownership interest prior to the recapitalization, acquired Beckanna on Glenwood, a multifamily apartment community located in Raleigh, North Carolina. Beckanna on Glenwood contains 254 garden-style apartment units in one eight-story residential building located on seven acres of land. The property was purchased subject to a non-cancelable operating ground lease. Fair value of the ground lease was determined by calculating the difference between the annual contract rent and market rent for the remaining initial term of the ground lease. It was determined that this was an unfavorable ground lease. The term of the lease is through March 23, 2055, with the option to extend the lease for five additional ten-year periods (Note I). The purchase price of $9,350,000 was comprised of a mortgage note payable of $6,380,000 (see Note G) plus cash of $2,970,000. Beckanna Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Beckanna Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Beckanna on Glenwood generated revenue of approximately $360,000 and a net loss of approximately $504,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Notes B and J for additional information.

Park at Fox Trails—On December 6, 2011, the Company, through Fox Partners, LLC, in which TSP Fox, LLC owned a 77.2% ownership interest prior to the recapitalization, acquired Park at Fox Trails, a multifamily apartment community located in Plano, Texas. Park at Fox Trails contains 286 garden-style apartment units in 45 one- and two-story residential buildings on 16 acres of land. The purchase price of $21,150,000 was comprised of mortgage note payable of $14,968,000 (see Note G) plus cash of $6,182,000. Fox Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Fox Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Park at Fox Trails generated revenue of approximately $136,000 and a net loss of approximately $385,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Note J for additional information.

Terrace at River Oaks—On December 21, 2011, the Company, through River Oaks Partners, LLC, in which TSP Terrace, LLC owned a 77.5% ownership interest prior to the recapitalization, acquired Terrace at River Oaks, a multifamily apartment community located in San Antonio, Texas. Terrace at River Oaks contains 314 garden-style apartment units in 77 two-story residential buildings on 24 acres of land. The purchase price of $20,410,000 was comprised of a mortgage note payable of $14,300,000 (see Note G) plus cash of $6,110,000. River Oaks Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, River Oaks Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Terrace at River Oaks generated revenue of approximately $86,000 and a net loss of approximately $352,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Notes B and J for additional information.

TRADE STREET RESIDENTIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012 and 2011

2011 Acquisitions

	Trails of Signal Mountain	Post Oak	Merce	Terrace at River Oaks	Park at Fox Trail	Beckanna on Glenwood	TOTAL
Fair Value of Net Assets Acquired...............................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Purchase Price.............................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Net Assets Acquired/ Purchase Price Allocated:
Land...............................................................................................................................	$ 700,000	$ 1,425,000	$ 840,000	$ 3,200,000	$ 2,720,000	$—	$ 8,885,000
Site Improvements.......................................................................................................	761,174	647,896	341,801	1,562,545	671,705	712,114	4,697,235
Building.........................................................................................................................	9,815,346	5,694,913	6,112,748	14,719,819	16,491,395	15,563,367	68,397,588
Furniture & Fixtures.......................................................................................................	360,000	220,000	560,000	300,000	600,000	400,000	2,440,000
In Place Leases.............................................................................................................	363,480	262,191	245,451	627,636	666,900	558,102	2,723,760
Unfavorable Ground Lease.........................................................................................	—	—	—	—	—	(7,883,583)	(7,883,583)

Total...............................................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Transaction Costs:

Transaction costs in the amount of $1,390,000 related to the above acquired assets were expensed as incurred during the year ended December 31, 2011. Included in this amount was $794,000 in fees paid to a related party, which $307,000 is included in discontinued operations in the accompanying consolidated statement of operations.

Pro Forma Financial Information:

The revenues and results of operations of these properties are included in the consolidated financial statements starting at the date of acquisition for each respective real estate asset. The following unaudited consolidated pro forma information is presented as if the Company acquired the preceding properties on January 1, 2011. The information presented below is not necessarily indicative of what the actual results of operations would have been had the Company completed these transactions on January 1, 2011, nor does it purport to represent our future operations.

	Year Ended December 31,
	2012	2011
Unaudited pro forma financial information:
Pro forma revenue...............................................................................................	$ 17,808,305	$ 14,986,693
Pro forma net loss from continuing operations.................................................	$ (11,969,654)	$ (1,373,257)

NOTE C—ACQUISITIONS OF MULTIFAMILY APARTMENT COMMUNITIES

During 2012 and 2011, the Company completed various acquisitions of multifamily apartment communities from unrelated sellers. Each acquisition involved the acquisition of the operating real estate, but no management or other business operations were acquired in such acquisitions. The fair value of the net assets acquired and the related purchase price allocation are summarized below.

2012 Acquisitions:

Westmont Commons—On December 13, 2012, the Company acquired Westmont Commons, an apartment community located in Asheville, North Carolina. Westmont Commons contains 252 apartment units in ten three-story buildings on approximately 17.5 acres of land. The purchase price of $22,400,000 was comprised of a mortgage note payable of $17,920,000 (see Note G) plus cash of $4,480,000. From the date of acquisition through December 31, 2012, Westmont Commons generated revenue of approximately $103,000 and a net loss of approximately $270,000.

Estates at Millenia—On December 3, 2012, the Company and the Operating Partnership entered into a Contribution Agreement with BREF/BUSF Millenia Associates, LLC (the “Seller”) for the purchase of all of the Seller’s membership interests in Millenia 700, LLC, the owner of the 297 unit apartment complex located in Orlando, Florida known as the Estates at Millenia (the “Developed Property”) and the 7-acre development site adjacent to the Developed Property (the “Development Property”) that is currently approved for 403 apartment units. The Developed Property and the Development Property were contributed to the Operating Partnership.

Consideration for the purchase consisted of:

•For the Developed Property, a total of $43.2 million, consisting of approximately $29.1 million in cash to pay off the existing loan and shares of the Company’s common stock valued at approximately $14.1 million;

•For the Development Property: 100,000 shares of Class A preferred stock valued at approximately $9.3 million as of the acquisition date based on a valuation performed by the Company of the stock. On March 14, 2013, the Company issued an additional 35,804 shares of Class A preferred stock having an aggregate value of approximately $3.6 million, equal to the amount of certain development costs incurred up to the date of contribution. Upon receipt of the final certificate of occupancy for the development property, the Company shall issue to the Seller that number of additional shares of Class A preferred stock equal to 20% of the increase in value of the Development Property based on a valuation performed by the Company. The Company valued the contingent consideration at $356,000 and the Class A preferred stock at $3,318,315 for a total of $3,674,315, which is included as acquisition consideration payable in preferred stock in the accompanying consolidated balance sheets as of December 31, 2012.   The contingent consideration was valued using a Black-Scholes option pricing model assuming (i) volatility of 19.2%; (ii) an expected dividend yield on the market price of our common stock of 4.0%; (iii) a contractual dividend yield on our Class A preferred stock of 2.0% and (iv) a certificate of occupancy being issued in July 2015.  The fair value of the Class A preferred stock was determined as the  “as converted” value adjusted for the difference in relative dividend yields of the Class A preferred stock over the period until conversion.

The issued shares were not registered under the Securities Act of 1933 and are, therefore, subject to certain restrictions on transfer.

In connection with the acquisition of Estates at Millenia, the Company obtained new mortgage financing in the amount of $34,950,000. See Note G for additional information.

From the date of acquisition through December 31, 2012, the Estates at Millenia generated revenue of approximately $311,000 and a net loss of approximately $469,000.

The following table shows the fair values of the Estates at Millenia and Westmont Commons:

	Estates at Millenia	Westmont Commons	TOTAL
Fair Value of Net Assets Acquired...................................................................	$ 56,121,315	$ 22,400,000	$ 78,521,315

Purchase Price...................................................................................................	$ 56,121,315	$ 22,400,000	$ 78,521,315

Net Assets Acquired/ Purchase Price Allocated:
Land	$ 4,022,217	$ 1,409,383	$ 5,431,600
Site improvements	583,968	865,996	1,449,964
Land held for future development	12,942,315	—	12,942,315
Building	36,069,808	19,183,990	55,253,798
Furniture, fixtures and equipment	1,244,972	302,011	1,546,983
In place leases	1,258,035	638,620	1,896,655

Total	$ 56,121,315	$ 22,400,000	$ 78,521,315

Transaction Costs:

Transaction costs in the amount of $445,000 related to the acquisition of Westmont Commons and The Estates at Millenia were expensed as incurred during the year ended December 31, 2012.

2011 Acquisitions:

Trails of Signal Mountain—On May 26, 2011, the Company, through BSF Trails, LLC acquired Trails of Signal Mountain, a multifamily apartment community located in Chattanooga, Tennessee. Trails of Signal Mountain contains 172 apartment units in 12 two- and three-story garden-style apartment buildings on 7 acres of land. The purchase price of $12,000,000 was comprised of a mortgage note payable of $8,317,000 (see Note G) plus cash of $3,683,000. From the date of acquisition through December 31, 2011, Trails of Signal Mountain generated revenue of approximately $946,000 and a net loss of approximately $711,000.

Post Oak—On July 28, 2011, the Company, through Post Oak JV, LLC acquired Post Oak, a multifamily apartment community located in Louisville, Kentucky. Post Oak contains 126 apartment units in 19 three story residential apartment buildings located on 5 acres of land. The purchase price of $8,250,000 was comprised of mortgage note payable of $5,277,000 (see Note G) plus cash of $2,973,000. From the date of acquisition through December 31, 2011, Post Oak generated revenue of approximately $430,000 and a net loss of approximately $385,000.

Merce—On October 31, 2011, the Company, through Merce Partners, LLC, in which TSP Merce, LLC owned a 67.3% ownership interest prior to the recapitalization, acquired Merce Apartments, a multifamily apartment community located in Dallas, Texas. Merce contains 114 garden-style apartment units in six one- and three-story residential buildings on three acres of land. The purchase price of $8,100,000 was comprised of mortgage note payable of $5,475,000 (see Note G) plus cash of $2,625,000. Merce Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Merce Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Merce generated revenue of approximately $177,000 and a net loss of approximately $244,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Note J for additional information.

Beckanna on Glenwood—On October 31, 2011, the Company, through Beckanna Partners, LLC, in which TSP Beckanna, LLC owned a 66.9% ownership interest prior to the recapitalization, acquired Beckanna on Glenwood, a multifamily apartment community located in Raleigh, North Carolina. Beckanna on Glenwood contains 254 garden-style apartment units in one eight-story residential building located on seven acres of land. The property was purchased subject to a non-cancelable operating ground lease. Fair value of the ground lease was determined by calculating the difference between the annual contract rent and market rent for the remaining initial term of the ground lease. It was determined that this was an unfavorable ground lease. The term of the lease is through March 23, 2055, with the option to extend the lease for five additional ten-year periods (Note I). The purchase price of $9,350,000 was comprised of a mortgage note payable of $6,380,000 (see Note G) plus cash of $2,970,000. Beckanna Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Beckanna Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Beckanna on Glenwood generated revenue of approximately $360,000 and a net loss of approximately $504,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Notes B and J for additional information.

Park at Fox Trails—On December 6, 2011, the Company, through Fox Partners, LLC, in which TSP Fox, LLC owned a 77.2% ownership interest prior to the recapitalization, acquired Park at Fox Trails, a multifamily apartment community located in Plano, Texas. Park at Fox Trails contains 286 garden-style apartment units in 45 one- and two-story residential buildings on 16 acres of land. The purchase price of $21,150,000 was comprised of mortgage note payable of $14,968,000 (see Note G) plus cash of $6,182,000. Fox Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, Fox Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Park at Fox Trails generated revenue of approximately $136,000 and a net loss of approximately $385,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Note J for additional information.

Terrace at River Oaks—On December 21, 2011, the Company, through River Oaks Partners, LLC, in which TSP Terrace, LLC owned a 77.5% ownership interest prior to the recapitalization, acquired Terrace at River Oaks, a multifamily apartment community located in San Antonio, Texas. Terrace at River Oaks contains 314 garden-style apartment units in 77 two-story residential buildings on 24 acres of land. The purchase price of $20,410,000 was comprised of a mortgage note payable of $14,300,000 (see Note G) plus cash of $6,110,000. River Oaks Partners, LLC is a VIE of which, due to the recapitalization, the Company is the primary beneficiary. Accordingly, River Oaks Partners, LLC is consolidated with the Company. From the date of acquisition through December 31, 2011, Terrace at River Oaks generated revenue of approximately $86,000 and a net loss of approximately $352,000. On June 1, 2012, the Company acquired the remaining ownership interest in the entity that owns the property. See Notes B and J for additional information.

TRADE STREET RESIDENTIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2012 and 2011

2011 Acquisitions

	Trails of Signal Mountain	Post Oak	Merce	Terrace at River Oaks	Park at Fox Trail	Beckanna on Glenwood	TOTAL
Fair Value of Net Assets Acquired...............................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Purchase Price.............................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Net Assets Acquired/ Purchase Price Allocated:
Land...............................................................................................................................	$ 700,000	$ 1,425,000	$ 840,000	$ 3,200,000	$ 2,720,000	$—	$ 8,885,000
Site Improvements.......................................................................................................	761,174	647,896	341,801	1,562,545	671,705	712,114	4,697,235
Building.........................................................................................................................	9,815,346	5,694,913	6,112,748	14,719,819	16,491,395	15,563,367	68,397,588
Furniture & Fixtures.......................................................................................................	360,000	220,000	560,000	300,000	600,000	400,000	2,440,000
In Place Leases.............................................................................................................	363,480	262,191	245,451	627,636	666,900	558,102	2,723,760
Unfavorable Ground Lease.........................................................................................	—	—	—	—	—	(7,883,583)	(7,883,583)

Total...............................................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Transaction Costs:

Transaction costs in the amount of $1,390,000 related to the above acquired assets were expensed as incurred during the year ended December 31, 2011. Included in this amount was $794,000 in fees paid to a related party, which $307,000 is included in discontinued operations in the accompanying consolidated statement of operations.

Pro Forma Financial Information:

The revenues and results of operations of these properties are included in the consolidated financial statements starting at the date of acquisition for each respective real estate asset. The following unaudited consolidated pro forma information is presented as if the Company acquired the preceding properties on January 1, 2011. The information presented below is not necessarily indicative of what the actual results of operations would have been had the Company completed these transactions on January 1, 2011, nor does it purport to represent our future operations.

	Year Ended December 31,
	2012	2011
Unaudited pro forma financial information:
Pro forma revenue...............................................................................................	$ 17,808,305	$ 14,986,693
Pro forma net loss from continuing operations.................................................	$ (11,969,654)	$ (1,373,257)